Cover	Feb. 19, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2025
Entity File Number	333-258528
Entity Registrant Name	RETINALGENIX TECHNOLOGIES INC.
Entity Central Index Key	0001836295
Entity Tax Identification Number	82-3936890
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	409 Apollo Beach Blvd
Entity Address, Address Line Two	Suite 6
Entity Address, City or Town	Apollo Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33572
City Area Code	(415)
Local Phone Number	578-9583
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1450 North McDowell Boulevard
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Petaluma
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94954